Profit on disposal of intangible assets	12 Months Ended
Jun. 30, 2024
Profit on disposal of intangible assets
Profit on disposal of intangible assets
8	Profit on disposal of intangible assets

	2024	2023	2022
	£’000	£’000	£’000
Profit on disposal of registrations	36,516	20,424	18,971
Player loan income	906	—	2,964
	37,422	20,424	21,935